Stock-Based Compensation (Summary Of Restricted Stock And RSU Activity) (Details) (Restricted Stock Units And RSU [Member], USD $) In Millions, except Per Share data	12 Months Ended
May 29, 2011
Restricted Stock Units And RSU [Member]
Outstanding beginning of period	0.8
Shares vested	(0.2)
Outstanding end of period	0.6
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share	$ 28.73
Shares vested, Weighted-Average Grant Date Fair Value Per Share	$ 33.86
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share	$ 29.36